EARNINGS (LOSS) PER SHARE - Additional Information (Details) shares in Millions	Feb. 02, 2018 common_stock_group common_stock_class shares	Feb. 03, 2017 shares	Sep. 06, 2016 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of groups of common stock | common_stock_group	2
Shares outstanding (in shares)	769	778
DHI Group
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of classes of common stock | common_stock_class	4
Class V Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding (in shares)		209
Class V Common Stock | VMware
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares outstanding (in shares)	331
Class V Common Stock | DHI Group Owners
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Economic ownership percentage, retained interest	39.00%	38.00%	35.00%
Class V Common Stock | Class V Common Stock Owners
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Economic ownership percentage	61.00%	62.00%	65.00%
Shares outstanding (in shares)	199	209	223